Trade accounts receivables - Breakdown of balances (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Trade Accounts Receivables [Line Items]
Current financial assets	R$ 8,469,460	R$ 6,560,607
Factoring of receivables [member]
Trade Accounts Receivables [Line Items]
Current financial assets	6,672,134	6,616,450
Expected credit losses
Trade Accounts Receivables [Line Items]
Current financial assets	(100,190)	(131,548)
Domestic market (Brazil) | Accumulated cost | Third party
Trade Accounts Receivables [Line Items]
Current financial assets	1,863,668	1,918,437
Domestic market (Brazil) | Accumulated cost | Total for all related parties
Trade Accounts Receivables [Line Items]
Current financial assets	55,442	68,209
Foreign countries | Accumulated cost | Third party
Trade Accounts Receivables [Line Items]
Current financial assets	R$ 6,650,540	R$ 4,705,509